SCHEDULE OF UNDISCOUNTED REPAYMENTS (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
December 31, 2023	$ 47,740
December 31, 2024	49,241
December 31, 2025	38,990
Total	$ 135,971	$ 192,651	$ 198,405